Fair Value Measurements - Schedule of Fair Value Hierarchy, the Plan’s Assets at Fair Value (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Hierarchy, the Plan’s Assets at Fair Value [Line Items]
Registered investment companies	$ 11,330,878	$ 9,383,701
Pooled separate account	1,046,110	964,225
Employer securities	2,033,998	1,700,797
Total investments at fair value	14,410,986	12,048,723
Total investments	14,410,986	12,048,723
Fair Value, Inputs, Level 1
Schedule of Fair Value Hierarchy, the Plan’s Assets at Fair Value [Line Items]
Registered investment companies	11,330,878	9,383,701
Pooled separate account
Employer securities	2,033,998	1,700,797
Total investments at fair value	13,364,876	11,084,498
Total investments	13,364,876	11,084,498
Fair Value, Inputs, Level 2
Schedule of Fair Value Hierarchy, the Plan’s Assets at Fair Value [Line Items]
Registered investment companies
Pooled separate account	1,046,110	964,225
Employer securities
Total investments at fair value	1,046,110	964,225
Total investments	$ 1,046,110	$ 964,225